UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number               811-06312

THE LAZARD FUNDS, INC.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)        (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 632-6000

Date of fiscal year end:       12/31

Date of reporting period:     9/30/2004

FORM N-Q

Item 1.	Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio
Common Stocks—94.9%
Aerospace & Defense—2.5%
Lockheed Martin Corp.	33,300	$1,857,474
United Technologies Corp. (c)	13,400	1,251,292

		3,108,766

Airlines—0.7%
Southwest Airlines Co. (c)	69,000	939,780

Apparel & Textiles—0.4%
Reebok International, Ltd. (c)	14,300	525,096

Banking—9.8%
Bank of America Corp. (c)	66,300	2,872,779
Golden West Financial Corp. (c)	11,400	1,264,830
M&T Bank Corp. (c)	11,800	1,129,260
North Fork Bancorporation, Inc. (c)	34,600	1,537,970
Northern Trust Corp.	28,400	1,158,720
SunTrust Banks, Inc. (c)	26,000	1,830,660
U.S. Bancorp (c)	24,800	716,720
Wells Fargo & Co.	31,300	1,866,419

		12,377,358

Business Services &
Supplies—4.5%
Accenture, Ltd., Class A (a), (c)	27,700	749,285
ARAMARK Corp., Class B (c)	51,300	1,238,382
Automatic Data Processing, Inc. (c)	31,400	1,297,448
First Data Corp. (c)	24,100	1,048,350
IAC/InterActiveCorp. (a), (c)	29,900	658,398
Pitney Bowes, Inc.	14,700	648,270

		5,640,133

Cable & Broadcasting—1.3%
Comcast Corp., Class A (a), (c)	60,700	1,694,744

Chemicals—2.0%
Du Pont (E.I.) de Nemours & Co.	32,200	1,378,160
Praxair, Inc.	27,800	1,188,172

		2,566,332

Computer Software—2.9%
Microsoft Corp.	86,300	2,386,195
Oracle Corp. (a)	118,900	1,341,192

		3,727,387

Computers & Business
Equipment—3.0%
Cisco Systems, Inc. (a)	50,600	915,860
Hewlett-Packard Co. (c)	53,800	1,008,750
International Business Machines Corp.	22,100	1,894,854

		3,819,464

Consumer Products—0.9%
Altria Group, Inc. (c)	23,800	1,119,552

Containers—1.8%
Pactiv Corp. (a), (c)	37,900	881,175
Sealed Air Corp. (a), (c)	29,000	1,344,150

		2,225,325

Cosmetics & Toiletries—0.4%
Colgate-Palmolive Co.	11,800	533,124

Diversified—4.1%
Emerson Electric Co.	20,300	1,256,367
General Electric Co. (c)	80,900	2,716,622
Tyco International, Ltd. (c)	40,400	1,238,664

		5,211,653

Drugs & Health Care—5.4%
Amgen, Inc. (a)	11,200	634,816
Anthem, Inc. (a), (c)	10,000	872,500
GlaxoSmithKline PLC ADR (c)	19,100	835,243
Medco Health Solutions, Inc. (a)	37,700	1,164,930
Novartis AG ADR (c)	17,600	821,392
Pfizer, Inc.	61,700	1,888,020
Wyeth (c)	16,600	620,840

		6,837,741

Environmental—1.2%
Republic Services, Inc. (c)	52,600	1,565,376

Financial Services—10.5%
American Express Co. (c)	44,400	2,284,824
Citigroup, Inc.	75,597	3,335,340
Fifth Third Bancorp (c)	26,500	1,304,330
J.P. Morgan Chase & Co. (c)	76,072	3,022,340
Lehman Brothers Holdings, Inc. (c)	8,100	645,732
Merrill Lynch & Co., Inc.	16,600	825,352
Morgan Stanley (c)	36,900	1,819,170

		13,237,088

Food & Beverages—5.8%
General Mills, Inc. (c)	28,200	1,266,180
H.J. Heinz Co.	24,400	878,888
PepsiCo, Inc.	14,640	712,236
Sara Lee Corp. (c)	39,900	912,114
Sysco Corp. (c)	16,500	493,680
The Coca-Cola Co. (c)	37,600	1,505,880
The Kroger Co. (a), (c)	75,600	1,173,312
The Pepsi Bottling Group, Inc. (c)	13,000	352,950

		7,295,240

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio (continued)
Forest & Paper Products—0.8%
International Paper Co. (c)	25,700	$1,038,537

Insurance—5.9%
American International Group, Inc.	34,569	2,350,346
Berkshire Hathaway, Inc., Class A (a)	16	1,386,400
Jefferson-Pilot Corp. (c)	12,900	640,614
Principal Financial Group, Inc. (c)	19,300	694,221
RenaissanceRe Holdings, Ltd. (c)	22,800	1,176,024
The Hartford Financial Services
Group, Inc.	9,700	600,721
XL Capital, Ltd., Class A (c)	8,500	628,915

		7,477,241

Leisure & Entertainment—0.7%
Mattel, Inc. (c)	45,400	823,102

Medical Products &
Services—2.9%
Baxter International, Inc. (c)	26,300	845,808
Johnson & Johnson	31,000	1,746,230
MedImmune, Inc. (a)	47,100	1,116,270

		3,708,308

Metals & Mining—1.3%
Alcoa, Inc. (c)	48,500	1,629,115

Multimedia—3.0%
Clear Channel Communications, Inc. (c)	17,900	557,943
Time Warner, Inc. (a)	73,200	1,181,448
Tribune Co. (c)	24,000	987,600
Viacom, Inc., Class B	32,200	1,080,632

		3,807,623

Oil & Gas—9.1%
Burlington Resources, Inc.	35,500	1,448,400
ChevronTexaco Corp. (c)	28,858	1,547,943
ConocoPhillips	18,080	1,497,928
Exxon Mobil Corp. (c)	84,028	4,061,074
GlobalSantaFe Corp. (c)	31,300	959,345
Schlumberger, Ltd.	11,500	774,065
Unocal Corp. (c)	27,600	1,186,800

		11,475,555

Restaurants—1.1%
Darden Restaurants, Inc. (c)	29,600	690,272
Yum! Brands, Inc.	18,200	740,012

		1,430,284

Retail—3.2%
Sears, Roebuck & Co. (c)	13,600	541,960
Target Corp.	23,600	1,067,900
The Home Depot, Inc.	47,800	1,873,760
Wal-Mart Stores, Inc.	11,800	627,760

		4,111,380

Semiconductors &
Components—1.8%
Intel Corp.	41,800	838,508
Novellus Systems, Inc. (a), (c)	30,300	805,677
Texas Instruments, Inc.	27,400	583,072

		2,227,257

Telecommunications—4.0%
BellSouth Corp. (c)	46,300	1,255,656
Motorola, Inc. (c)	42,400	764,896
Sprint Corp.	33,800	680,394
Verizon Communications, Inc.	60,100	2,366,738

		5,067,684

Transportation—0.5%
Union Pacific Corp. (c)	11,300	662,180

Utilities—3.4%
Ameren Corp. (c)	13,700	632,255
Duke Energy Corp. (c)	17,400	398,286
Entergy Corp. (c)	14,300	866,723
KeySpan Corp.	25,300	991,760
The Southern Co. (c)	46,800	1,403,064

		4,292,088

Total Common Stocks
(Identified cost $108,077,281)		120,174,513

Preferred Stock—2.6%
Multimedia—2.6%
The News Corp., Ltd. Sponsored ADR
(Identified cost $3,545,777)	104,200	3,264,586

	Principal
	Amount
	(000)

Short-Term Investments—27.6%
Repurchase Agreement—2.9%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $3,695,000
United States Treasury Note,
2.75%, 07/31/06, with a value
of $3,722,713)	$ 3,647	3,647,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Equity Portfolio (concluded)
Collateral for Securities
on Loan—24.7%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	$ 31,259	$31,259,150

Total Short-Term Investments
(Identified cost $34,906,150)		34,906,150

Total Investments
(Identified cost $146,529,208) (b)	125.1%	$158,345,249
Liabilities in Excess of Cash and
Other Assets	(25.1)	(31,773,862)

Net Assets	100.0%	$126,571,387

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio
Common Stocks—97.9%
Aerospace & Defense—1.1%
Alliant Techsystems, Inc. (a)	13,200	$798,600

Airlines—1.9%
Southwest Airlines Co.	99,500	1,355,190

Apparel & Textiles—3.2%
Polo Ralph Lauren Corp. (c)	29,100	1,058,367
Reebok International, Ltd.	34,100	1,252,152

		2,310,519

Automotive—1.7%
Lear Corp.	22,800	1,241,460

Banking—4.6%
City National Corp.	10,800	701,460
M&T Bank Corp.	7,200	689,040
Mercantile Bankshares Corp.	14,400	690,624
North Fork Bancorporation, Inc. (c)	28,600	1,271,270

		3,352,394

Business Services &
Supplies—9.1%
ARAMARK Corp., Class B	64,300	1,552,202
Arbitron, Inc. (a)	32,000	1,171,520
Avery Dennison Corp.	23,700	1,558,986
CDW Corp.	17,300	1,003,919
Iron Mountain, Inc. (a)	21,500	727,775
Pitney Bowes, Inc.	13,000	573,300

		6,587,702

Chemicals—2.8%
Ashland, Inc.	11,900	667,352
Rohm & Haas Co.	31,000	1,332,070

		1,999,422

Computer Software—5.4%
BEA Systems, Inc. (a)	40,200	277,782
DST Systems, Inc. (a)	29,800	1,325,206
Ingram Micro, Inc., Class A (a)	36,700	590,870
PeopleSoft, Inc. (a)	14,100	279,885
Siebel Systems, Inc. (a)	46,000	346,840
Storage Technology Corp. (a)	44,100	1,113,966

		3,934,549

Containers—3.4%
Ball Corp.	29,700	1,111,671
Pactiv Corp. (a)	57,700	1,341,525

		2,453,196

Diversified—1.1%
ITT Industries, Inc.	10,100	807,899

Drugs & Health Care—3.0%
Health Net, Inc. (a)	36,500	902,280
Medco Health Solutions, Inc. (a)	40,300	1,245,270

		2,147,550

Education—1.5%
Leapfrog Enterprises, Inc. (a), (c)	53,200	1,077,300

Environmental—1.6%
Republic Services, Inc. (c)	40,300	1,199,328

Financial Services—6.2%
Federated Investors, Inc., Class B	30,400	864,576
First Horizon National Corp.	17,600	763,136
Legg Mason, Inc.	21,900	1,166,613
SEI Investments Co.	26,700	899,256
The Student Loan Corp.	5,800	822,150

		4,515,731

Food & Beverages—1.2%
The Pepsi Bottling Group, Inc.	32,900	893,235

Household Products &
Home Furnishings—0.3%
The Black & Decker Corp.	3,000	232,320

Insurance—3.5%
Protective Life Corp.	35,500	1,395,505
RenaissanceRe Holdings, Ltd.	22,400	1,155,392

		2,550,897

Leisure & Entertainment—2.0%
Mattel, Inc.	78,200	1,417,766

Medical Products &
Services—7.4%
DaVita, Inc. (a)	39,400	1,227,310
Edwards Lifesciences Corp. (a), (c)	29,700	994,950
Laboratory Corp. of America
Holdings (a), (c)	44,200	1,932,424
VISX, Inc. (a), (c)	59,300	1,221,580

		5,376,264

Multimedia—4.0%
Belo Corp., Class A	40,600	915,124
Westwood One, Inc. (a)	101,900	2,014,563

		2,929,687

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio (concluded)
Oil & Gas—6.3%
Baker Hughes, Inc.	20,100	$878,772
GlobalSantaFe Corp.	53,000	1,624,450
Premcor, Inc. (a)	12,700	488,950
Unocal Corp.	24,100	1,036,300
Valero Energy Corp.	7,000	561,470

		4,589,942

Printing & Publishing—2.7%
Dex Media, Inc. (a)	92,800	1,964,576

Real Estate—3.4%
AMB Property Corp.	18,900	699,678
Archstone-Smith Trust	22,500	711,900
Health Care Property Investors, Inc.	40,800	1,060,800

		2,472,378

Restaurants—2.3%
Darden Restaurants, Inc.	39,600	923,472
Yum! Brands, Inc.	17,600	715,616

		1,639,088

Retail—9.1%
Abercrombie & Fitch Co., Class A	19,000	598,500
Circuit City Stores, Inc.	58,300	894,322
Dollar Tree Stores, Inc. (a)	69,500	1,873,025
Limited Brands	52,600	1,172,454
Safeway, Inc. (a)	36,400	702,884
Sears, Roebuck & Co. (c)	33,500	1,334,975

		6,576,160

Semiconductors &
Components—3.9%
AMIS Holdings, Inc. (a), (c)	49,200	665,184
Intersil Corp., Class A	41,000	653,130
Novellus Systems, Inc. (a)	37,000	983,830
QLogic Corp. (a)	16,900	500,409

		2,802,553

Steel—1.6%
International Steel Group, Inc.	35,600	1,199,720

Telecommunications—0.8%
MCI, Inc. (a)	32,700	547,725

Transportation—1.6%
Norfolk Southern Corp.	39,800	1,183,652

Utilities—1.2%
KeySpan Corp.	23,100	905,520

Total Common Stocks
(Identified cost $63,408,120)		71,062,323

	Principal
	Amount
	(000)

Short-Term Investments—13.3%
Repurchase Agreement—2.4%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $1,780,000
United States Treasury Note,
1.625%, 01/31/05, with a value
of $1,784,450)	$ 1,746	1,746,000

Collateral for Securities
on Loan—10.9%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	7,942	7,942,224

Total Short-Term Investments
(Identified cost $9,688,224)		9,688,224

Total Investments
(Identified cost $73,096,344) (b)	111.2%	$80,750,547
Liabilities in Excess of Cash
and Other Assets	(11.2)	(8,143,915)

Net Assets	100.0%	$72,606,632

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio
Common Stocks—99.4%
Aerospace & Defense—1.3%
DRS Technologies, Inc. (a), (c)	164,500	$6,158,880

Agriculture—1.0%
Delta & Pine Land Co. (c)	167,500	4,480,625

Apparel & Textiles—5.5%
Hot Topic, Inc. (a)	45,500	775,320
K-Swiss, Inc., Class A (c)	309,800	5,963,650
Kellwood Co. (c)	173,100	6,309,495
The Gymboree Corp. (a), (c)	296,700	4,272,480
The Sports Authority, Inc. (a), (c)	107,000	2,482,400
The Timberland Co., Class A (a)	106,800	6,066,240

		25,869,585

Automotive—0.5%
TBC Corp. (a)	116,100	2,593,674

Banking—8.5%
First Community Bancorp (c)	80,000	3,280,000
First Midwest Bancorp, Inc. (c)	163,400	5,647,104
First Republic Bank (c)	63,000	2,898,000
Hudson United Bancorp (c)	49,000	1,805,650
Provident Bankshares Corp. (c)	83,000	2,784,650
Sterling Bancshares, Inc. (c)	402,600	5,414,970
Texas Regional Bancshares, Inc.,
Class A (c)	77,700	2,415,693
Umpqua Holdings Corp. (c)	83,400	1,881,504
United Bankshares, Inc. (c)	148,800	5,155,920
W Holding Co., Inc. (c)	197,551	3,753,469
Westamerica Bancorporation (c)	90,500	4,967,545

		40,004,505

Building & Construction—2.5%
Chicago Bridge & Iron Co.
NV, NY Shares (c)	168,500	5,053,315
The Shaw Group, Inc. (a), (c)	545,600	6,547,200

		11,600,515

Business Services &
Supplies—10.0%
ADVO, Inc. (c)	202,700	6,271,538
Arbitron, Inc. (a), (c)	165,000	6,040,650
BearingPoint, Inc. (a), (c)	653,600	5,843,184
Herman Miller, Inc. (c)	153,200	3,776,380
MPS Group, Inc. (a), (c)	539,200	4,534,672
ProQuest Co. (a), (c)	195,600	5,026,920
Tetra Tech, Inc. (a), (c)	342,100	4,334,407
The BISYS Group, Inc. (a), (c)	374,700	5,474,367
Veritas DGC, Inc. (a)	73,300	1,669,774
Watson Wyatt & Co. Holdings (c)	154,300	4,058,090

		47,029,982

Chemicals—4.2%
Ferro Corp. (c)	267,800	5,840,718
Olin Corp. (c)	314,100	6,282,000
PolyOne Corp. (a), (c)	365,100	2,745,552
Spartech Corp. (c)	201,900	5,067,690

		19,935,960

Computer Software—4.2%
Avocent Corp. (a), (c)	104,700	2,725,341
Hyperion Solutions Corp. (a), (c)	137,100	4,660,029
JDA Software Group, Inc. (a), (c)	68,600	742,252
Mentor Graphics Corp. (a), (c)	209,400	2,296,071
Take-Two Interactive
Software, Inc. (a), (c)	146,200	4,802,670
Verity, Inc. (a)	351,900	4,532,472

		19,758,835

Computers & Business
Equipment—1.6%
Advanced Digital Information
Corp. (a), (c)	421,500	3,667,050
Mercury Computer Systems,
Inc. (a), (c)	41,200	1,109,104
Photon Dynamics, Inc. (a), (c)	128,300	2,604,490

		7,380,644

Consumer Products—1.3%
The Scotts Co., Class A (a), (c)	94,900	6,087,835

Diversified—1.0%
The Liberty Corp. (c)	116,500	4,629,710

Drugs & Health Care—7.0%
Able Laboratories, Inc. (a), (c)	198,100	3,795,596
Andrx Corp. (a), (c)	183,500	4,103,060
Beverly Enterprises, Inc. (a), (c)	795,900	6,024,963
Kindred Healthcare, Inc. (a), (c)	194,700	4,750,680
LifePoint Hospitals, Inc. (a), (c)	131,400	3,943,314
MIM Corp. (a), (c)	550,400	3,181,312
Par Pharmaceutical Cos., Inc. (a), (c)	43,300	1,555,769
Select Medical Corp. (c)	415,400	5,578,822

		32,933,516

Education—2.1%
Leapfrog Enterprises, Inc. (a), (c)	279,700	5,663,925
Learning Tree International,
Inc. (a), (c)	293,400	4,136,940

		9,800,865

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (continued)
Electrical Equipment—3.1%
Coherent, Inc. (a), (c)	141,900	$3,680,886
GrafTech International, Ltd. (a), (c)	464,800	6,483,960
Plexus Corp. (a), (c)	118,000	1,302,720
Rogers Corp. (a), (c)	70,900	3,012,541

		14,480,107

Electronics—1.1%
Electro Scientific Industries,
Inc. (a), (c)	66,600	1,155,510
Metrologic Instruments, Inc. (a), (c)	267,500	4,239,875

		5,395,385

Environmental—1.1%
Waste Connections, Inc. (a), (c)	165,850	5,254,128

Financial Services—5.1%
eSPEED, Inc., Class A (a), (c)	386,400	3,798,312
Financial Federal Corp. (a), (c)	76,400	2,863,472
IndyMac Bancorp, Inc. (c)	69,850	2,528,570
Knight Trading Group, Inc.,
Class A (a), (c)	540,500	4,988,815
MAF Bancorp, Inc. (c)	140,700	6,068,391
The South Financial Group, Inc. (c)	139,700	3,939,540

		24,187,100

Food & Beverages—0.5%
The Robert Mondavi Corp.,
Class A (a), (c)	62,925	2,464,772

Forest & Paper Products—1.0%
Packaging Corp. of America	183,600	4,492,692

Household Products &
Home Furnishings—1.1%
Cost Plus, Inc. (a), (c)	140,400	4,967,352

Industrial & Machinery—2.1%
Nordson Corp.	17,900	614,507
Roper Industries, Inc. (c)	84,600	4,861,116
Tecumseh Products Co., Class A (c)	100,400	4,203,748

		9,679,371

Insurance—3.4%
Arch Capital Group, Ltd. (a), (c)	152,900	5,953,926
Assured Guaranty, Ltd.	274,700	4,576,502
Max Re Capital, Ltd. (c)	154,700	3,094,000
Reinsurance Group of America,
Inc. (c)	62,600	2,579,120

		16,203,548

Leisure & Entertainment—2.1%
Alliance Gaming Corp. (a), (c)	488,600	7,358,316
AMC Entertainment, Inc. (a), (c)	122,600	2,346,564

		9,704,880

Medical Products &
Services—4.6%
DJ Orthopedics, Inc. (a), (c)	286,200	5,051,430
INAMED Corp. (a), (c)	89,100	4,247,397
Inveresk Research Group, Inc. (a), (c)	151,000	5,570,390
NDCHealth Corp. (c)	23,500	377,175
PSS World Medical, Inc. (a), (c)	327,600	3,289,104
Varian, Inc. (a)	78,100	2,957,647

		21,493,143

Oil & Gas—8.1%
Cal Dive International, Inc. (a)	87,500	3,116,750
Denbury Resources, Inc. (a), (c)	153,400	3,896,360
Forest Oil Corp. (a), (c)	80,900	2,436,708
Grey Wolf, Inc. (a), (c)	710,800	3,475,812
Hanover Compressor Co. (a)	60,400	812,380
Key Energy Services, Inc. (a)	803,600	8,879,780
Kinder Morgan Management, LLC (a)	109,042	4,527,424
Maverick Tube Corp. (a), (c)	129,500	3,989,895
Newfield Exploration Co. (a)	55,300	3,386,572
The Houston Exploration Co. (a), (c)	60,300	3,578,805

		38,100,486

Printing & Publishing—1.9%
Journal Register Co. (a), (c)	264,100	4,991,490
R. H. Donnelley Corp. (a), (c)	84,600	4,175,856

		9,167,346

Real Estate—2.7%
Alexandria Real Estate Equities,
Inc. (c)	36,100	2,372,492
CarrAmerica Realty Corp. (c)	84,000	2,746,800
Maguire Properties, Inc. (c)	126,300	3,070,353
The Mills Corp.	84,350	4,375,235

		12,564,880

Semiconductors &
Components—3.4%
AMIS Holdings, Inc. (a), (c)	239,500	3,238,040
Exar Corp. (a), (c)	360,500	5,104,680
Microsemi Corp. (a), (c)	195,600	2,757,960
Zoran Corp. (a), (c)	309,100	4,859,052

		15,959,732

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (concluded)
Telecommunications—2.6%
C-COR.net Corp. (a), (c)	551,500	$4,660,175
CommScope, Inc. (a), (c)	218,400	4,717,440
Wireless Facilities, Inc. (a), (c)	420,800	2,932,976

		12,310,591

Transportation—2.3%
AirTran Holdings, Inc. (a), (c)	341,800	3,404,328
Forward Air Corp. (a), (c)	73,500	2,941,470
Swift Transportation Co., Inc. (a), (c)	259,000	4,356,380

		10,702,178

Utilities—2.5%
AGL Resources, Inc. (c)	171,700	5,283,209
Cleco Corp. (c)	220,800	3,806,592
New Jersey Resources Corp. (c)	64,900	2,686,860

		11,776,661

Total Common Stocks
(Identified cost $418,535,159)		467,169,483

	Principal
	Amount
	(000)

Convertible Bond—0.0%
Manufacturing—0.0%
TIMCO Aviation Services, Inc.,
8.00%, 01/02/07
(Identified cost $277)	$ 1	0

Short-Term Investments—25.6%
Repurchase Agreement—0.9%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $4,145,000
United States Treasury Note,
2.75%, 07/31/06, with a value
of $4,176,088)	4,090	4,090,000

Collateral for Securities
on Loan—24.7%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	116,215	116,215,084

Total Short-Term Investments
(Identified cost $120,305,084)		120,305,084

Total Investments
(Identified cost $538,840,520) (b)	125.0%	$587,474,567
Liabilities in Excess of Cash
and Other Assets	(25.0)	(117,316,905)

Net Assets	100.0%	$470,157,662

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio
Common Stocks—96.4%
Finland—4.9%
Nokia Oyj	4,154,200	$57,167,440
Stora Enso Oyj, R Shares	1,262,000	17,053,355

Total Finland	74,220,795

France—10.8%
Carrefour SA (c)	603,200	28,371,234
Credit Agricole SA (c)	1,347,114	36,741,617
Lagardere SCA (c)	231,830	14,379,367
Sanofi-Aventis (c)	542,877	39,376,388
Total SA (c)	225,225	45,875,628

Total France	164,744,234

Germany—11.6%
BASF AG	445,600	26,260,499
Deutsche Telekom AG (a), (c)	2,267,500	42,074,550
E.ON AG	446,600	32,947,825
Muenchener Rueckver AG	313,700	30,218,570
Schering AG	313,800	19,818,258
Siemens AG	353,300	25,981,264

Total Germany	177,300,966

Ireland—4.2%
Allied Irish Banks PLC	895,257	15,010,774
Bank of Ireland	1,938,650	26,124,665
CRH PLC	954,479	22,820,161

Total Ireland	63,955,600

Italy—3.1%
Eni SpA (c)	1,742,300	39,037,415
Terna SpA	3,729,600	8,870,593

Total Italy	47,908,008

Japan—15.4%
ACOM Co., Ltd.	212,490	13,148,680
Aiful Corp.	32,300	3,168,017
East Japan Railway Co.	3,043	15,737,513
Fanuc, Ltd.	427,300	22,486,413
Mitsubishi Estate Co., Ltd.	1,692,000	17,654,584
NEC Electronics Corp.	244,800	12,504,868
Nissan Motor Co., Ltd.	3,062,600	33,345,007
Nomura Holdings, Inc.	2,431,000	31,210,498
NTT DoCoMo, Inc.	7,618	12,925,337
Shin-Etsu Chemical Co., Ltd.	570,200	20,487,157
Takeda Pharmaceutical Co., Ltd.	309,100	14,022,592
The Sumitomo Trust and
Banking Co., Ltd.	2,437,000	14,416,586
Tokyo Gas Co., Ltd.	6,631,000	23,524,212

Total Japan	234,631,464

Netherlands—6.3%
Heineken NV (c)	447,093	13,460,217
Koninklijke (Royal) Philips
Electronics NV	1,075,725	24,636,770
Royal Dutch Petroleum Co.	1,121,366	57,756,784

Total Netherlands	95,853,771

Norway—2.0%
DnB NOR ASA (c)	1,228,600	9,718,926
Statoil ASA (c)	1,394,500	19,990,975

Total Norway	29,709,901

Singapore—1.5%
Oversea-Chinese Banking
Corp., Ltd.	2,678,850	22,276,016

Spain—2.1%
Altadis SA (c)	770,600	26,224,134
Antena 3 de Television SA (a)	107,784	6,414,941

Total Spain	32,639,075

Switzerland—6.2%
Compagnie Financiere Richemont
AG, A Shares	541,300	14,977,108
Credit Suisse Group (a)	1,059,320	33,806,280
Swiss Re	529,700	30,478,854
UBS AG	219,696	15,465,107

Total Switzerland	94,727,349

United Kingdom—28.3%
Barclays PLC	3,494,600	33,515,338
BP PLC	1,514,200	14,453,598
Cadbury Schweppes PLC	2,013,926	15,488,262
Diageo PLC	2,712,242	33,864,743
EMAP PLC	355,100	4,838,557
GlaxoSmithKline PLC	2,649,601	57,103,470
HSBC Holdings PLC	3,643,269	57,817,737
Imperial Tobacco Group PLC	920,040	20,044,880
Kesa Electricals PLC	1,405,219	7,196,158
Marks & Spencer Group PLC	1,236,300	7,673,407
Prudential PLC	2,778,300	22,648,748
Rentokil Initial PLC	4,574,400	12,457,787
Rio Tinto PLC	520,500	13,996,189
Royal Bank of Scotland Group PLC	1,513,700	43,716,256
Smiths Group PLC	548,100	7,359,257
Unilever PLC	1,971,000	16,040,875
Vodafone Group PLC	26,175,500	62,641,323

Total United Kingdom	430,856,585

Total Common Stocks
(Identified cost $1,326,359,267)	1,468,823,764

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)
Preferred Stock—0.6%
Germany—0.6%
Porsche AG
(Identified cost $6,626,610)	14,000	$9,096,880

	Principal
	Amount
	(000)

Short-Term Investments—13.2%
Repurchase Agreement—3.3%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $51,190,000
United States Treasury Notes,
1.625%-2.75%, 01/31/05-07/31/06,
with a value of $51,539,594)	$50,519	$50,519,000

Collateral for Securities
on Loan—9.9%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	150,567	150,566,887

Total Short-Term Investments
(Identified cost $201,085,887)		201,085,887

Total Investments
(Identified cost $1,534,071,764) (b) . .	110.2%	$1,679,006,531
Liabilities in Excess of Cash
and Other Assets	(10.2)	(154,889,974)

Net Assets	100.0%	$1,524,116,557

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio
Common Stocks—96.2%
Denmark—2.2%
Danske Bank A/S Sponsored ADR	12,300	$323,328

Finland—4.2%
Nokia Oyj Sponsored ADR	45,200	620,144

France—10.6%
Axa Sponsored ADR	14,450	293,046
Sanofi-Aventis ADR	9,280	339,741
Societe Generale Sponsored ADR	26,500	469,013
Total SA Sponsored ADR	4,600	469,982

Total France	1,571,782

Germany—4.4%
Schering AG ADR	5,400	338,850
Siemens AG Sponsored ADR	4,300	316,910

Total Germany	655,760

Ireland—3.3%
Allied Irish Banks PLC
Sponsored ADR	14,500	482,415

Italy—5.2%
Eni SpA Sponsored ADR	4,400	494,120
SanPaolo IMI SpA Sponsored ADR	12,600	284,760

Total Italy	778,880

Japan—8.4%
Canon, Inc. Sponsored ADR	8,900	419,724
Kao Corp. Sponsored ADR	1,900	419,770
Nomura Holdings, Inc. ADR	31,500	406,665

Total Japan	1,246,159

Netherlands—6.0%
Heineken NV ADR	14,700	442,561
Royal Dutch Petroleum Co.,
NY Shares	8,600	443,760

Total Netherlands	886,321

Switzerland—19.0%
Compagnie Financiere Richemont
AG Sponsored ADR	11,500	318,191
Credit Suisse Group
Sponsored ADR (a)	13,700	437,578
Nestle SA Sponsored ADR	6,800	389,365
Novartis AG ADR	10,200	476,034
Roche Holding AG Sponsored ADR	3,000	309,922
Swiss Re Sponsored ADR	4,900	281,945
UBS AG	8,700	611,871

Total Switzerland	2,824,906

United Kingdom—32.9%
Barclays PLC Sponsored ADR	17,200	665,468
BP PLC Sponsored ADR	8,200	471,746
Cadbury Schweppes PLC
Sponsored ADR	17,700	547,107
Diageo PLC Sponsored ADR	8,700	438,741
GlaxoSmithKline PLC ADR	14,400	629,712
HSBC Holdings PLC Sponsored ADR	8,000	638,400
Tesco PLC Sponsored ADR	20,200	312,803
Unilever PLC Sponsored ADR	16,000	528,320
Vodafone Group PLC
Sponsored ADR	26,600	641,326

Total United Kingdom		4,873,623

Total Common Stocks
(Identified cost $12,558,351)		14,263,318

	Principal
	Amount
	(000)

Repurchase Agreement—3.8%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $560,000
United States Treasury Note,
4.25%, 11/15/13, with a value
of $576,800)
(Identified cost $561,000)	$561	561,000

Total Investments
(Identified cost $13,119,351) (b)	100.0%	$14,824,318
Cash and Other Assets in
Excess of Liabilities	0.0	6,939

Net Assets	100.0%	$14,831,257

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio
Common Stocks—98.7%
Australia—3.1%
John Fairfax Holdings, Ltd.	2,899,196	$7,791,121
Macquarie Infrastructure Group	4,880,732	13,222,241

Total Australia		21,013,362

Austria—1.6%
Erste Bank der Oesterreichischen
Sparkassen AG	255,800	10,643,070

Belgium—0.1%
Solvus SA (a)	38,260	609,192

Finland—4.4%
Amer Group, Ltd.	254,600	12,016,101
Sampo Oyj, A Shares	1,005,400	11,113,490
Tietoenator Oyj	216,200	6,261,896

Total Finland		29,391,487

France—4.0%
Carbone Lorraine SA (a), (c)	160,800	6,241,050
Neopost SA (c)	327,300	21,016,390

Total France		27,257,440

Germany—5.9%
Fielmann AG (c)	146,700	8,763,887
MG Technologies AG (a)	798,700	9,840,495
Puma AG	53,700	14,387,531
Techem AG (a)	257,846	7,093,421

Total Germany		40,085,334

Greece—1.5%
OPAP SA	519,750	9,979,886

Hong Kong—3.4%
Esprit Holdings, Ltd.	2,680,965	13,717,597
Shaw Brothers (Hong Kong), Ltd.	1,379,500	1,344,464
Texwinca Holdings, Ltd. (c)	9,372,000	7,932,137

Total Hong Kong		22,994,198

Ireland—3.7%
Anglo Irish Bank Corp. PLC	713,406	13,069,241
DCC PLC	633,900	11,612,731

Total Ireland		24,681,972

Italy—1.7%
Davide Campari-Milano SpA (c)	226,700	11,403,236

Japan—18.2%
Credit Saison Co., Ltd.	294,000	9,042,871
Daito Trust Construction Co., Ltd. (c)	335,000	13,556,231
Hisamitsu Pharmaceutical Co., Inc.	551,000	9,873,656
JSR Corp.	444,500	7,178,787
Leopalace21 Corp.	613,000	11,318,378
Rinnai Corp.	246,200	7,505,621
Sammy Corp. (c)	174,600	8,554,552
Sanyo Shokai, Ltd.	1,190,000	7,093,681
Secom Techno Service Co., Ltd.	114,000	3,889,126
The Suruga Bank, Ltd.	1,379,000	9,821,848
Uniden Corp.	568,000	11,930,499
USS Co., Ltd. (c)	146,800	11,068,439
Yamada Denki Co., Ltd. (c)	199,800	6,888,718
Yoshinoya D&C Co., Ltd. (c)	3,317	5,146,368

Total Japan		122,868,775

Netherlands—10.4%
Euronext NV	247,600	7,045,265
Fugro NV (c)	176,527	13,757,720
Holdingmaatschappij De
Telegraaf NV (c)	449,700	10,165,198
Hunter Douglas NV	369,032	16,953,913
IHC Caland NV (c)	147,402	7,630,494
James Hardie Industries NV	1,673,700	6,983,105
Koninklijke Boskalis
Westminster NV	295,936	7,847,246

Total Netherlands		70,382,941

Norway—1.4%
DnB NOR ASA (c)	1,235,100	9,770,345

Spain—7.2%
Abengoa SA	638,000	5,895,426
Aldeasa SA (c)	268,500	8,253,556
Corporacion Mapfre SA	1,121,626	13,164,412
Gestevision Telecinco SA (a), (c)	156,950	2,838,208
Indra Sistemas SA	803,600	10,699,323
Prosegur Compania de Seguridad
SA (c)	477,800	7,868,850

Total Spain		48,719,775

Sweden—6.4%
Alfa Laval AB (c)	674,300	9,817,835
Autoliv, Inc. (c)	176,300	7,046,963
Getinge AB, B Shares	827,800	10,062,951
Swedish Match AB (c)	1,522,200	16,099,750

Total Sweden		43,027,499

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio (concluded)
Switzerland—3.1%
Edipresse SA	21,584	$10,976,087
Geberit AG	12,800	9,943,141

Total Switzerland	20,919,228

United Kingdom—22.6%
Brit Insurance Holdings PLC	4,955,400	6,501,102
Bunzl PLC	1,104,019	8,315,743
Carpetright PLC	620,500	11,812,118
Cattles PLC	1,187,700	7,097,736
Cookson Group PLC (a)	11,983,800	6,505,581
Enterprise Inns PLC	800,300	8,254,636
George Wimpey PLC	1,224,800	8,909,667
Halfords Group PLC	1,398,920	7,391,728
Intertek Group PLC	909,500	9,874,707
Kesa Electricals PLC	1,419,300	7,268,267
Kidde PLC	5,511,300	12,316,612
Man Group PLC	454,627	9,781,542
Northgate PLC	790,700	10,015,671
Regus Group PLC (a)	6,077,583	7,615,895
Signet Group PLC Sponsored
ADR (c)	220,912	13,738,517
Trinity Mirror PLC	730,300	8,695,558
William Hill PLC	831,900	8,031,114
Wood Group (John) PLC	116,489	291,421

Total United Kingdom	152,417,615

Total Common Stocks
(Identified cost $472,491,718)	666,165,355

Warrants—0.0%
France—0.0%
Carbone Lorraine SA Right,
10/06/04 (a), (g)	160,800	261,625

Japan—0.0%
Belluna Co., Ltd. Right,
09/29/06 (a), (g)	21,850	0

Total Warrants
(Identified cost $20,894)	261,625

	Principal
	Amount
	(000)

Short-Term Investments—13.7%
Repurchase Agreement—0.8%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $5,305,000
United States Treasury Note,
2.75%, 07/31/06, with a value
of $5,344,788)	$5,238	$5,238,000

Collateral for Securities
on Loan—12.9%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	87,459	87,459,287

Total Short-Term Investments
(Identified cost $92,697,287)		92,697,287

Total Investments
(Identified cost $565,209,899) (b)	112.4%	$759,124,267
Liabilities in Excess of Cash
and Other Assets	(12.4)	(83,934,005)

Net Assets	100.0%	$675,190,262

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio
Common Stocks—89.8%
Argentina—0.9%
Tenaris SA ADR	136,142	$6,206,714

Brazil—7.7%
Brasil Telecom Participacoes SA
ADR (c)	111,800	3,622,320
Companhia de Concessoes
Rodoviarias	531,600	6,851,857
Companhia Vale do Rio Doce
ADR	807,000	18,133,290
Empresa Brasileira de Aeronautica
SA ADR (c)	194,700	5,140,080
Petroleo Brasileiro SA ADR (c)	271,100	9,556,275
Souza Cruz SA	740,600	8,025,110

Total Brazil		51,328,932

Chile—1.4%
Administradora de Fondos de
Pensiones Provida SA
Sponsored ADR	360,400	9,593,848

China—0.7%
People’s Food Holdings, Ltd.	6,915,000	4,764,433

Croatia—1.0%
Pliva d.d. GDR (d)	448,950	6,848,014

Czech Republic—0.8%
Cesky Telecom AS	384,900	5,115,131

Egypt—3.6%
Commercial International Bank	2,285,300	11,259,730
MobiNil	313,545	5,531,668
Orascom Construction Industries	242,181	5,243,695
Orascom Telecom Holding
SAE (a)	58,354	1,778,229

Total Egypt		23,813,322

Hong Kong—4.0%
China Mobile (Hong Kong), Ltd.
Sponsored ADR (c)	538,900	8,245,170
CNOOC, Ltd. ADR (c)	115,800	6,091,080
Pacific Basin Shipping, Ltd. (a)	16,574,000	7,120,101
Texwinca Holdings, Ltd.	6,396,000	5,413,353

Total Hong Kong		26,869,704

Hungary—2.0%
Gedeon Richter Rt	72,090	8,644,932
MOL Magyar Olaj-es
Gazipari Rt	100,500	4,909,159

Total Hungary		13,554,091

India—7.9%
Hero Honda Motors, Ltd.	431,700	4,203,444
Hindalco Industries, Ltd.	340,847	9,986,817
Hindustan Lever, Ltd.	1,903,600	5,191,448
Reliance Industries, Ltd.	957,700	10,788,699
Satyam Computer Services, Ltd.	1,183,100	9,706,564
State Bank of India	1,238,800	12,608,830

Total India		52,485,802

Indonesia—4.1%
PT Hanjaya Mandala
Sampoerna Tbk	24,718,800	16,461,209
PT Telekomunikasi Indonesia
Tbk Sponsored ADR (c)	611,300	10,813,897

Total Indonesia		27,275,106

Israel—1.0%
Bank Hapoalim, Ltd.	2,327,100	6,435,889

Mexico—6.6%
America Telecom SA de CV,
Series A1 Shares (a)	2,159,500	4,658,952
Fomento Economico Mexicano SA
de CV Sponsored ADR (c)	112,400	4,965,832
Grupo Televisa SA Sponsored ADR	144,200	7,603,666

Kimberly-Clark de Mexico SA
de CV, Series A Shares	1,685,100	4,940,399
Telefonos de Mexico SA de CV,
Series L Shares Sponsored ADR	478,500	15,441,195
Urbi, Desarrollos Urbanos, SA
de CV	1,695,300	6,199,869

Total Mexico		43,809,913

Peru—0.8%
Credicorp, Ltd. (c)	392,400	5,509,296

Philippines—0.8%
Philippine Long Distance
Telephone Co. Sponsored
ADR (a), (c)	204,700	5,125,688

Russia—1.5%
LUKOIL Sponsored ADR	44,000	5,489,000
Wimm-Bill-Dann Foods OJSC
ADR (a)	287,900	4,390,475

Total Russia		9,879,475

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio (continued)
South Africa—12.7%
ABSA Group, Ltd.	678,423	$6,820,902
Edgars Consolidated Stores, Ltd.	256,550	7,488,883
Harmony Gold Mining Co., Ltd.
Sponsored ADR	594,000	8,090,280
Impala Platinum Holdings, Ltd.	115,600	9,265,853
Kumba Resources, Ltd.	1,423,100	8,626,513
Old Mutual PLC	5,378,500	11,119,561
Sanlam, Ltd.	3,090,900	5,231,855
Sappi, Ltd.	606,800	8,574,857
Sasol, Ltd.	512,200	9,532,062
Steinhoff International
Holdings, Ltd.	6,313,356	9,506,598

Total South Africa		84,257,364

South Korea—21.4%
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. GDR (d)	326,600	9,350,558
Hite Brewery Co., Ltd.	69,400	5,098,776
Hyundai Motor Co.	163,600	7,544,212
Kookmin Bank (a)	560,983	17,757,560
KT Corp. Sponsored ADR	616,036	11,131,771
LG Chem, Ltd.	182,800	6,937,351
LG Electronics, Inc.	92,700	5,329,344
LG Household & Health Care,
Ltd.	257,500	6,887,538
LG Philips LCD Co., Ltd. ADR (c)	439,100	6,652,365
POSCO	43,900	6,538,298
POSCO ADR	96,700	3,660,095
Samsung Electronics Co., Ltd.	71,981	28,629,872
Samsung Fire & Marine Insurance
Co., Ltd.	115,838	6,669,613
Samsung SDI Co., Ltd.	67,700	6,672,992
SK Telecom Co., Ltd.	90,930	13,858,632

Total South Korea		142,718,977

Taiwan—7.2%
Advantech Co., Ltd.	3,887,327	7,953,171
Chinatrust Financial Holding
Co., Ltd.	5,800,513	6,249,596
Compal Electronics, Inc.	2,371,145	2,352,299
Compal Electronics, Inc. GDR (c)	586,591	2,932,953
Fubon Financial Holding Co.,
Ltd.	7,857,000	7,216,320
Hon Hai Precision Industry
Co., Ltd.	2,927,269	10,082,145
Taiwan Semiconductor
Manufacturing Co., Ltd.	8,646,000	11,020,660

Total Taiwan		47,807,144

Thailand—1.0%
Delta Electronics (Thailand) PCL	6,444,100	2,952,541
Thai Union Frozen Products PCL	6,026,600	3,447,928

Total Thailand		6,400,469

Turkey—1.2%
Akbank TAS	1,713,036,750	7,737,396
Turkiye Garanti Bankasi AS	14,000	47

Total Turkey		7,737,443

Venezuela—1.5%
Compania Anonima Nacional
Telefonos de Venezuela
ADR (c)	430,873	9,707,569

Total Common Stocks
(Identified cost $456,012,133)		597,244,324

Preferred Stocks—7.6%
Brazil—7.6%
Caemi Mineracao e Metalurgia
SA (a)	26,689,900	16,803,715
Companhia Brasileira de
Distribuicao Grupo Pao de Acucar
Sponsored ADR (c)	179,900	3,596,201
Companhia de Bebidas das
Americas ADR (c)	301,791	6,760,118
Companhia Paranaense de
Energia-Copel Sponsored ADR	2,070,199	7,390,610
Telemar Norte Leste SA	471,017	8,319,818
Usinas Siderurgicas de Minas
Gerais SA	477,900	7,405,026

Total Brazil		50,275,488

Total Preferred Stocks
(Identified cost $38,289,213)		50,275,488

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Emerging Markets Portfolio (concluded)
Short-Term Investments—7.7%
Repurchase Agreement—1.6%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $11,095,000
United States Treasury Note,
2.75%, 07/31/06, with a value
of $11,178,213)	$10,957	$10,957,000

Collateral for Securities
on Loan—6.1%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	40,403	40,403,456

Total Short-Term Investments
(Identified cost $51,360,456)		51,360,456

Total Investments
(Identified cost $545,661,802) (b)	105.1%	$698,880,268
Liabilities in Excess of Cash
and Other Assets	(5.1)	(33,663,265)

Net Assets	100.0%	$665,217,003

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio
Corporate Bonds—43.3%
Aerospace & Defense—1.9%
Boeing Capital Corp.,
5.75%, 02/15/07	$320	$338,868
Lockheed Martin Corp.,
8.20%, 12/01/09	345	410,712

		749,580

Automotive—3.5%
Ford Motor Credit Co.:
7.00%, 10/01/13 (c)	245	259,034
7.25%, 10/25/11	190	205,762
General Motors Acceptance Corp.,
6.875%, 09/15/11	470	493,870
Lear Corp.,
5.75%, 08/01/14 (d)	450	465,283
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	50	5

		1,423,954

Banking—4.4%
Bank One Corp.,
6.00%, 08/01/08	350	378,465
U.S. Bancorp,
3.125%, 03/15/08	425	419,810
Wachovia Corp.,
4.95%, 11/01/06	450	467,133
Wells Fargo & Co.,
5.90%, 05/21/06 (c)	485	509,151

		1,774,559

Brewery—0.7%
Anheuser-Busch Cos., Inc.,
7.50%, 03/15/12 (c)	250	298,494

Computers & Business
Equipment—1.3%
Hewlett-Packard Co.,
5.50%, 07/01/07	475	501,988

Consumer Products—0.9%
Fortune Brands, Inc.,
2.875%, 12/01/06	375	372,858

Energy—4.1%
Baker Hughes, Inc.,
6.00%, 02/15/09	495	538,055
Conoco Funding Co.,
6.35%, 10/15/11 (c)	430	479,688
Duke Capital LLC,
7.50%, 10/01/09	230	261,660
USX Corp.,
6.65%, 02/01/06	370	387,361

		1,666,764

Financial Services—10.4%
American General Finance Corp.,
5.375%, 10/01/12 (c)	345	358,252
Bear Stearns Cos., Inc.,
4.00%, 01/31/08	555	562,358
Citigroup, Inc.,
5.00%, 03/06/07 (c)	500	522,078
General Electric Capital Corp.,
5.35%, 03/30/06 (c)	365	379,053
Goldman Sachs Group, L.P.,
5.00%, 10/01/14 (c)	350	346,204
Household Finance Corp.,
6.375%, 08/01/10	430	473,871
MBNA America Bank NA,
7.125%, 11/15/12	225	256,397
MBNA Corp.,
5.625%, 11/30/07	265	280,093
Morgan Stanley,
4.75%, 04/01/14 (c)	485	469,460
SLM Corp.,
4.00%, 01/15/09	530	532,196

		4,179,962

Food & Beverages—1.3%
Sara Lee Corp.,
6.25%, 09/15/11	475	528,315

Forest & Paper Products—0.6%
Weyerhaeuser Co.,
6.75%, 03/15/12 (c)	215	241,135

Insurance—2.0%
Allstate Corp.,
7.50%, 06/15/13	255	302,670
MetLife, Inc.,
5.00%, 11/24/13	490	491,707

		794,377

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Bond Portfolio (concluded)
Multimedia—0.7%
Viacom, Inc.,
7.75%, 06/01/05	$285	$295,166

Real Estate—0.6%
Rouse Co.,
5.375%, 11/26/13	250	237,891

Retail—0.7%
Wal-Mart Stores, Inc.,
6.875%, 08/10/09	240	272,410

Telecommunications—2.9%
AT&T Wireless Services, Inc.,
8.125%, 05/01/12	350	422,943
SBC Communications, Inc.,
5.75%, 05/02/06 (c)	460	480,469
Verizon Global Funding Corp.,
6.125%, 06/15/07 (c)	250	267,928

		1,171,340

Transportation—1.2%
Norfolk Southern Corp.,
6.75%, 02/15/11	410	460,649

Utilities—6.1%
Alabama Power Co.,
2.65%, 02/15/06	345	344,802
MidAmerican Energy Co.,
6.375%, 06/15/06	454	479,074
Public Service Electric & Gas Co.,
6.375%, 05/01/08	500	542,264
Virginia Electric & Power Co., Series A,
5.375%, 02/01/07	575	601,569
Wisconsin Electric Power Co.,
4.50%, 05/15/13	500	493,954

		2,461,663

Total Corporate Bonds
(Identified cost $17,354,846)		17,431,105

Collateralized Mortgage
Obligation—2.4%
Federal National Mortgage Association,
Series 2003-8, Class BN,
4.50%, 03/25/16
(Identified cost $980,357)	964	974,833

Mortgage Pass-Through
Securities—7.9%
Federal National Mortgage Association:
Pool# 255317
5.50%, 07/01/19	1,916	1,982,781
4.00%, TBA	1,230	1,198,481

Total Mortgage Pass-Through
Securities
(Identified cost $3,184,978)		3,181,262

U.S. Government
Securities—14.3%
Federal Home Loan Mortgage Corp.,
1.875%, 02/15/06	2,660	2,635,731
Federal National Mortgage Association:
2.25%, 05/15/06	430	427,192
4.25%, 05/15/09	1,230	1,257,383
4.625%, 10/15/13	1,440	1,448,033

Total U.S. Government Securities
(Identified cost $5,751,688)		5,768,339

U.S. Treasury Securities—31.8%
United States Treasury Notes:
2.00%, 05/15/06	7,520	7,468,789
3.875%, 05/15/09	5,220	5,346,115

Total U.S. Treasury Securities
(Identified cost $12,752,401)		12,814,904

Short-Term Investments—11.4%
Repurchase Agreement—3.5%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $1,430,000
United States Treasury Note,
2.25%, 04/30/06, with a value
of $1,438,938) (j)	1,407	1,407,000

Collateral for Securities
on Loan—7.9%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	3,204	3,203,613

Total Short-Term Investments
(Identified cost $4,610,613)		4,610,613
Total Investments
(Identified cost $44,634,883) (b)	111.1%	$44,781,056
Liabilities in Excess of Cash
and Other Assets	(11.1)	(4,486,858)

Net Assets	100.0%	$40,294,198

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio
Corporate Bonds—90.2%
Aerospace & Defense—1.4%
Sequa Corp.,
8.875%, 04/01/08 (c)	$1,300	$1,410,500

Apparel & Textiles—0.3%
Foamex L.P.,
9.875%, 06/15/07	470	352,500

Automotive—3.5%
Dana Corp.,
9.00%, 08/15/11 (c)	1,100	1,328,250
HLI Operating Co., Inc.,
10.50%, 06/15/10	520	566,800
TRW Automotive, Inc.:
9.375%, 02/15/13	870	993,975
11.00%, 02/15/13 (c)	227	270,130
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	2,840	284
Visteon Corp.,
7.00%, 03/10/14	400	380,000

		3,539,439

Building & Construction—1.1%
KB Home,
7.75%, 02/01/10	1,060	1,152,750

Building Materials—1.6%
Legrand SA,
8.50%, 02/15/25	925	1,059,125
Texas Industries, Inc.,
10.25%, 06/15/11	525	603,750

		1,662,875

Cable Television—5.1%
Charter Communications Holdings LLC,
10.75%, 10/01/09 (c)	650	533,000
CSC Holdings, Inc.,
7.625%, 04/01/11 (c)	1,002	1,055,857
EchoStar DBS Corp.:
5.75%, 10/01/08	250	251,250
9.125%, 01/15/09 (c)	195	216,938
10.375%, 10/01/07	490	515,421
Mediacom Broadband LLC,
11.00%, 07/15/13 (c)	825	878,625
Pegasus Communications Corp.,
12.50%, 08/01/07 (c)	275	178,750
Rogers Cable, Inc.,
6.25%, 06/15/13	605	592,900
Shaw Communications, Inc.,
7.25%, 04/06/11 (c)	900	978,750

		5,201,491

Chemicals—4.7%
Acetex Corp.,
10.875%, 08/01/09	1,000	1,100,000
ARCO Chemical Co.,
9.80%, 02/01/20	535	557,737
Ethyl Corp.,
8.875%, 05/01/10	300	324,000
Huntsman ICI Chemicals,
10.125%, 07/01/09 (c)	825	866,250
Huntsman International LLC,
9.875%, 03/01/09	325	358,313
ISP Holdings, Inc.,
10.625%, 12/15/09 (c)	524	576,400
Lyondell Chemical Co.,
9.625%, 05/01/07 (c)	500	544,375
Westlake Chemical Corp.,
8.75%, 07/15/11	471	528,697

		4,855,772

Consumer Products—2.1%
Icon Health & Fitness, Inc.,
11.25%, 04/01/12	465	497,550
Riddell Bell Holdings,
8.375%, 10/01/12 (d)	250	254,062
Sola International, Inc.,
6.875%, 03/15/08	1,360	1,397,279

		2,148,891

Containers—2.0%
Crown Euro Holdings SA:
9.50%, 03/01/11	875	975,625
10.875%, 03/01/13 (c)	500	581,250
Graham Packaging Co., Inc.:
8.50%, 10/15/12 (d)	250	255,000
9.875%, 10/15/14 (d)	250	255,938

		2,067,813

Diversified—1.4%
AMSTED Industries, Inc.,
10.25%, 10/15/11 (d)	1,345	1,479,500

Electronics—2.5%
Freescale Semiconductor, Inc.,
7.125%, 07/15/14 (c), (d)	750	780,000
PerkinElmer, Inc.,
8.875%, 01/15/13	650	734,500
Thomas & Betts Corp.,
7.25%, 06/01/13	1,000	1,070,163

		2,584,663

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
Energy—4.3%
ANR Pipeline, Inc.,
8.875%, 03/15/10 (c)	$500	$562,500
Chesapeake Energy Corp.,
9.00%, 08/15/12	535	611,238
CITGO Petroleum Corp.,
11.375%, 02/01/11	1,200	1,413,000
Compton Petroleum Corp.,
9.90%, 05/15/09	245	271,950
Northwest Pipelines Corp.,
8.125%, 03/01/10	850	953,062
Southern Natural Gas Co.,
8.875%, 03/15/10 (c)	500	562,500

		4,374,250

Environmental—0.9%
Allied Waste North America, Inc.,
8.875%, 04/01/08	230	249,550
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	691,688

		941,238

Equipment Rental—1.9%
H&E Equipment Services LLC,
11.125%, 06/15/12	780	803,400
United Rentals North America, Inc.,
6.50%, 02/15/12 (c)	500	481,250
Williams Scotsman, Inc.,
9.875%, 06/01/07 (c)	700	670,250

		1,954,900

Financial Services—0.5%
Finance One PLC
0.00%, 01/03/05 (a), (h), (k)	20,000	0
Morgan Guarantee Trust,
0.00%, 07/31/06 (a), (h), (k)	10,569	0
Refco Finance Holdings LLC,
9.00%, 08/01/12 (d)	375	400,312
Standard Bank Johannsburg Credit
Linked Deposit,
7.50%, 01/07/05	2,500	86,305

		486,617

Food & Beverages—1.5%
Burns Philp Capital Property, Ltd.,
9.75%, 07/15/12	635	679,450
Chiquita Brands International, Inc.,
7.50%, 11/01/14 (d)	560	560,000
Dole Foods Co., Inc.,
8.875%, 03/15/11 (c)	275	299,063

		1,538,513

Forest & Paper Products—4.8%
Bowater Canada Finance,
7.95%, 11/15/11 (c)	750	791,911
Caraustar Industries, Inc.,
9.875%, 04/01/11 (c)	100	107,000
Georgia-Pacific Corp.:
8.875%, 02/01/10	275	321,750
9.50%, 12/01/11 (c)	500	618,750
Kappa Beheer BV,
10.625%, 07/15/09	1,235	1,302,925
Smurfit Capital Funding PLC,
7.50%, 11/20/25	1,760	1,751,200

		4,893,536

Gaming—6.0%
Majestic Star Casino LLC,
9.50%, 10/15/10 (c)	500	510,000
Mandalay Resort Group:
9.375%, 02/15/10 (c)	1,035	1,190,250
10.25%, 08/01/07	655	743,425
Sun International Hotels, Ltd.,
8.875%, 08/15/11	990	1,085,287
Venetian Casino Resort LLC,
11.00%, 06/15/10	1,275	1,475,812
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	405	428,288
Wynn Las Vegas LLC,
12.00%, 11/01/10	552	690,000

		6,123,062

Health Services—2.9%
Fresenius Medical Capital Trust,
7.875%, 02/01/08	1,120	1,215,200
Service Corp. International,
6.875%, 10/01/07	1,635	1,712,663

		2,927,863

Hotels—4.3%
Host Marriott L.P.,
9.25%, 10/01/07 (c)	1,285	1,439,200
ITT Corp.,
7.375%, 11/15/15	750	817,500
John Q. Hammons Hotels,
8.875%, 05/15/12 (c)	585	652,275
La Quinta Properties, Inc.,
8.875%, 03/15/11 (c)	775	868,000
MeriStar Hospitality Corp.:
9.00%, 01/15/08	295	308,275
9.125%, 01/15/11 (c)	270	282,825

		4,368,075

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
Insurance—2.9%
Crum & Forster Holdings Corp.,
10.375%, 06/15/13	$1,100	$1,174,250
Leucadia National Corp.,
7.00%, 08/15/13	950	945,250
Presidential Life Corp.,
7.875%, 02/15/09	865	865,000

		2,984,500

Leisure & Entertainment—0.7%
Intrawest Corp.,
7.50%, 10/15/13 (d)	300	310,875
Royal Caribbean Cruises, Ltd.,
8.00%, 05/15/10 (c)	400	450,500

		761,375

Media-Diversified—1.7%
Hollinger Participation Trust,
12.125%, 11/15/10 (d)	1,540	1,760,438

Medical Products &
Services—2.0%
Medquest, Inc.,
11.875%, 08/15/12 (c)	635	723,900
NDCHealth Corp.,
10.50%, 12/01/12 (c)	760	830,300
Tenet Healthcare Corp.,
7.375%, 02/01/13 (c)	500	470,000

		2,024,200

Metals & Mining—2.3%
Arch Western Resources LLC,
6.75%, 07/01/13 (d)	675	725,625
Century Aluminum Co.,
7.50%, 08/15/14 (d)	225	236,813
Peabody Energy Corp.,
6.875%, 03/15/13 (c)	500	540,000
Wolverine Tube, Inc.,
7.375%, 08/01/08 (d)	890	881,100

		2,383,538

Printing & Publishing—3.3%
Dex Media East LLC,
12.125%, 11/15/12 (j)	195	242,775
Phoenix Color Corp.,
10.375%, 02/01/09	515	494,400
RH Donnelley Finance Corp.,
10.875%, 12/15/12 (d)	440	533,500
Sheridan Group, Inc.,
10.25%, 08/15/11 (d)	300	324,750
Vertis, Inc.,
10.875%, 06/15/09 (c)	765	822,375
Von Hoffmann Corp.,
10.25%, 03/15/09	915	1,015,650

		3,433,450

Real Estate—4.3%
AMR Real Estate Partners,
8.125%, 06/01/12 (d)	350	368,375
CB Richard Ellis Services, Inc.,
9.75%, 05/15/10	227	257,078
Forest City Enterprises, Inc.,
7.625%, 06/01/15 (c)	425	446,250
LNR Property Corp.,
7.25%, 10/15/13	1,350	1,471,500
Senior Housing Properties Trust,
7.875%, 04/15/15	275	298,375
Tanger Properties L.P.:
7.875%, 10/24/04	1,130	1,131,412
9.125%, 02/15/08	400	440,500

		4,413,490

Retail—4.0%
Rite Aid Corp.,
11.25%, 07/01/08 (c)	1,010	1,098,375
Saks, Inc.,
9.875%, 10/01/11	1,250	1,487,500
ShopKo Stores, Inc.,
9.25%, 03/15/22	910	923,650
The Jean Coutu Group (PJC), Inc.,
8.50%, 08/01/14 (c), (d)	625	620,312

		4,129,837

Shipping—1.1%
CP Ships, Ltd.,
10.375%, 07/15/12	990	1,133,550

Steel—1.9%
Armco, Inc.,
9.00%, 09/15/07	450	453,375
International Steel Group, Inc.,
6.50%, 04/15/14 (d)	725	725,000
United States Steel Corp.,
9.75%, 05/15/10	294	336,630
United States Steel LLC,
10.75%, 08/01/08	364	429,520

		1,944,525

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
Support Services—0.7%
Coinmach Corp.,
9.00%, 02/01/10	$640	$664,000

Telecommunications—5.6%
Alamosa Delaware, Inc.,
0.00%, 07/31/09 (i)	380	391,400
American Cellular Corp.,
10.00%, 08/01/11 (c)	625	506,250
FairPoint Communications, Inc.,
11.875%, 03/01/10	975	1,111,500
MCI, Inc.,
6.688%, 05/01/09	500	481,875
Nextel Communications, Inc.,
6.875%, 10/31/13 (c)	560	582,400
PanAmSat Corp.,
9.00%, 08/15/14 (d)	725	754,000
Qwest Services Corp.,
13.50%, 12/15/10 (d)	710	828,925
Rogers Wireless, Inc.,
9.625%, 05/01/11 (c)	1,000	1,115,000

		5,771,350

Tobacco—0.8%
DIMON, Inc.,
7.75%, 06/01/13	810	789,750

Transportation—1.8%
Kansas City Southern Railway Co.,
7.50%, 06/15/09	610	623,725
Laidlaw International, Inc.,
10.75%, 06/15/11	1,075	1,226,844

		1,850,569

Utilities—4.3%
AES Corp.,
9.375%, 09/15/10 (c)	125	140,781
Alliant Energy Resources, Inc.,
9.75%, 01/15/13	500	648,744
Calpine Corp.,
7.875%, 04/01/08 (c)	770	519,750
Mission Energy Holding Co.,
13.50%, 07/15/08 (c)	500	632,500
MSW Energy Holdings LLC:
7.375%, 09/01/10	425	446,250
8.50%, 09/01/10	695	761,025
PG&E Corp.,
6.875%, 07/15/08	475	514,188
Reliant Energy Resources Corp.,
8.125%, 07/15/05	750	780,654

		4,443,892

Total Corporate Bonds
(Identified cost $87,894,666)		$92,552,712

	Shares

Preferred Stocks—1.5%
Broadcasting—0.9%
Paxson Communications Corp.,
14.25%, 11/15/06 (c)	117	886,275

Telecommunications—0.6%
Alamosa Holdings, Inc. (c)	1,172	677,416

Total Preferred Stocks
(Identified cost $1,135,066)		1,563,691

Warrants—0.0%
Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	5
03/16/11 (a), (d), (g)	470	4

		9

Retail—0.0%
Travelcenters of America, Inc.:
05/01/09 (a), (d), (g)	810	8
05/01/09 (a), (g)	965	10

		18

Total Warrants
(Identified cost $74,226)		27

	Principal
	Amount
	(000)

Short-Term Investments—31.2%
Repurchase Agreement—7.2%
State Street Bank and Trust Co.,
1.55%, 10/01/04, (Dated 09/30/04,
collateralized by $7,500,000
United States Treasury Note,
2.75%, 07/31/06, with a value
of $7,556,250)	$7,405	7,405,000

Collateral for Securities
on Loan—24.0%
State Street Navigator Securities
Lending Prime Portfolio,
1.64% (e), (f)	24,616	24,615,627

Total Short-Term Investments
(Identified cost $32,020,627)		32,020,627

Total Investments
(Identified cost $121,124,585) (b)	122.9%	$126,137,057
Liabilities in Excess of Cash
and Other Assets	(22.9)	(23,538,822)

Net Assets	100.0%	$102,598,235

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Lazard High Yield Portfolio (concluded)

Forward Foreign Currency Contracts open at September 30, 2004:

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

EUR	12/15/04	327,625	$402,324	$406,774	$4,450	$—
EUR	12/15/04	1,013,862	1,234,752	1,258,794	24,042	—
EUR	12/15/04	288,384	351,223	358,052	6,829	—
RUB	01/20/05	2,724,900	93,000	92,324	—	676
RUB	01/20/05	3,824,640	128,000	129,585	1,585	—

Total Forward Foreign Curreny Purchase Contracts			$2,209,299	$2,245,529	$36,906	$676

Forward			U.S. $ Cost	U.S. $
Foreign Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

EUR	12/15/04	1,341,487	$1,644,636	$1,665,567	$—	$20,931
EUR	12/15/04	288,384	353,346	358,052	—	4,706

Total Forward Foreign Currency Sale Contracts			$1,997,982	$2,023,619	—	25,637

Gross unrealized appreciation/depreciation from Forward Foreign Currency Contracts					$36,906	$26,313

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation is as follows:
		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Equity	$146,529,208	$14,711,044	$2,895,003	$11,816,041
Mid Cap	73,096,344	9,320,893	1,666,690	7,654,203
Small Cap	538,840,520	71,110,250	22,476,203	48,634,047
International Equity	1,534,071,764	192,160,160	47,225,393	144,934,767
International Equity Select	13,119,351	2,094,782	389,815	1,704,967
International Small Cap	565,209,899	200,687,110	6,772,742	193,914,368
Emerging Markets	545,661,802	175,147,770	21,929,304	153,218,466
Bond	44,634,883	277,296	131,123	146,173
High Yield	121,124,585	8,563,294	3,550,822	5,012,472

(c)	Security or portion thereof is out on loan.
(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”
(e)	Rate shown reflects 7 day yield as of September 30, 2004.
(f)	Represents security purchased with cash collateral received for securities on loan.
(g)	Date shown is the expiration date.
(h)	Issue in default.
(i)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2004, which may step up at a future date.
(j)	Segregated security for when-issued purchases and/or forward foreign currency contracts.
(k)	Bankrupt security valued at zero.

Security Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
TBA	—	To Be Announced

Currency Abbreviations:
EUR	—	Euro
RUB	—	Russian Ruble

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Portfolio holdings by industry, for those Portfolios previously presented by country:

	Lazard	Lazard	Lazard	Lazard
	International	International	International	Emerging
	Equity	Equity Select	Small Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio

INDUSTRY
Aerospace & Defense	—%	—%	—%	0.8%
Apparel & Textiles	—	—	6.4	1.9
Automotive	2.8	—	5.2	1.8
Banking	18.8	21.0	6.4	9.3
Brewery	0.9	3.0	—	2.5
Broadcasting	—	—	—	1.1
Building & Construction	1.5	—	5.9	1.7
Business Services & Supplies	—	—	7.8	—
Chemicals	3.1	—	—	2.7
Computer Services	—	—	2.5	—
Computers & Business Equipment	—	—	—	5.0
Cosmetics & Toiletries	—	2.8	—	—
Diversified	5.0	5.7	5.9	—
Drugs & Health Care	8.6	14.1	1.4	2.3
Electronics	3.1	2.8	2.0	7.5
Financial Services	4.6	8.1	8.5	4.4
Food & Beverages	3.2	9.3	1.7	1.9
Forest & Paper Products	1.1	—	—	2.0
Household Products & Home Furnishings	—	—	3.6	3.3
Industrial & Machinery	—	—	2.0	—
Insurance	5.5	3.9	2.9	3.5
Leisure & Entertainment	—	—	4.1	—
Manufacturing	—	—	2.6	—
Medical Products & Services	—	—	1.5	—
Multimedia	—	—	0.4	—
Metals & Mining	0.9	—	—	10.7
Oil & Gas	11.6	12.7	—	6.3
Printing & Publishing	0.3	—	5.6	—
Real Estate	1.2	—	4.8	—
Restaurants	—	—	0.8	—
Retail	3.8	4.3	10.7	0.5
Security Services	—	—	1.8	—
Semiconductors & Components	0.8	—	—	1.7
Shipbuilding	—	—	—	1.4
Steel	—	—	—	2.7
Telecommunications	11.9	4.3	1.8	15.5
Telecommunications Equipment	—	4.2	—	—
Tobacco	3.0	—	2.4	3.7
Transportation	1.0	—	—	2.1
Utilities	4.3	—	—	1.1

Subtotal	97.0	96.2	98.7	97.4
Repurchase Agreements	3.3	3.8	0.8	1.6
Collateral for Securities on Loan	9.9	—	12.9	6.1

Total Investments	110.2%	100.0%	112.4%	105.1%

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2004 (unaudited)

Valuation of Investments—Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Securities not traded on the valuation date are valued at the last quoted bid price, except as described below.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers’ quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)     The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto authorized.

THE LAZARD FUNDS, INC.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	November 23, 2004

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 23, 2004